BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative liability
Schedule of bank and other borrowings

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Total bank and other borrowings	3,726,389	3,446,569	492,854
Comprised of:
Short-term	649,680	430,366	61,542
Long-term, current portion	383,016	550,698	78,749
	1,032,696	981,064	140,291
Long-term, non-current portion	2,693,693	2,465,505	352,563
	3,726,389	3,446,569	492,854

Long-term bank and other borrowings
Derivative liability
Schedule of maturity of the long-term bank and other borrowings

	RMB	US$
Within one year	550,698	78,749
Between one and two years	216,625	30,977
Between two and three years	1,116,245	159,621
Between three and four years	215,108	30,760
Above four years	917,527	131,205
	3,016,203	431,312